Note 12 - Right-of-use Assets, Net and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Note 12 - Right-of-use Assets, Net and Lease Liabilities

12Right-of-use assets, net and lease liabilities

Right of use assets evolution

Year ended December 31, 2022	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Others	Total
Cost
Opening net book amount	46,082	131,816	20,256	-	198,154
Currency translation adjustment	52	(414)	(417)	-	(779)
Additions	15,872	31,778	7,674	1,182	56,506
Transfers / Reclassifications	(5,166)	(1,317)	6,483	-	-
Disposals	(13,270)	(36,186)	(3,705)	-	(53,161)
At December 31, 2022	43,570	125,677	30,291	1,182	200,720

Depreciation
Accumulated at the beginning of the year	24,005	54,727	10,684	-	89,416
Currency translation adjustment	(9)	(139)	(251)	-	(399)
Depreciation charge	8,965	32,767	7,277	210	49,219
Transfers / Reclassifications	(3,974)	1,431	2,543	-	-
Disposals	(10,054)	(35,992)	(3,211)	-	(49,257)
Accumulated at the end of the year	18,933	52,794	17,042	210	88,979
At December 31, 2022	24,637	72,883	13,249	972	111,741

Year ended December 31, 2021	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	41,932	273,358	18,615	333,905
Currency translation adjustment	(187)	(592)	(560)	(1,339)
Additions	6,010	10,127	6,189	22,326
Transfers / Reclassifications	-	(274)	277	3
Disposals (*)	(1,673)	(150,803)	(4,265)	(156,741)
At December 31, 2021	46,082	131,816	20,256	198,154

Depreciation
Accumulated at the beginning of the year	15,142	67,993	8,817	91,952
Currency translation adjustment	(37)	(177)	(260)	(474)
Depreciation charge	9,882	35,964	5,589	51,435
Transfers / Reclassifications	-	96	(93)	3
Disposals (*)	(982)	(49,149)	(3,369)	(53,500)
Accumulated at the end of the year	24,005	54,727	10,684	89,416
At December 31, 2021	22,077	77,089	9,572	108,738

(*) Includes net disposals of $96.6 million related to NKKTubes lease agreement re-measurement due to joint venture termination.

Depreciation of right-of-use assets is mainly included in Tubes segment.

Lease liability evolution

	Year ended December 31,
	2022	2021
Opening net book amount	117,285	257,343
Translation differences	(3,922)	(11,350)
Additions	56,459	22,261
Cancellations (*)	(5,207)	(103,329)
Repayments (**)	(55,874)	(50,998)
Interest accrued	3,436	3,358
At December 31,	112,177	117,285

(*) For 2021, includes $95.8 million related to NKKTubes lease agreement re-measurement due to joint venture termination.

(**) For 2022 includes repayments of $52.4 million in capital and $3.5 million of interest, and for 2021 includes repayments of $48.5 million in capital and $2.5 million of interest.

As of December 2022, the amount of remaining payments with maturity less than 1 year, between 2 and 5 years and more than 5 years is approximately 25.5%, 47.5% and 27%, respectively.

As of December 2021, the amount of remaining payments with maturity less than 1 year, between 2 and 5 years and more than 5 years was approximately 29.5%, 33.6% and 36.9%, respectively.

Expenses related to short-term leases, leases of low value assets and variable leases (included in cost of sales and selling, general and administrative expenses) were not material for the years 2022 and 2021.